Information by business segment and geographic area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ 3,386	$ 3,993	$ 6,501	$ 7,431
Depreciation, depletion and amortization	(780)	(793)	(1,484)	(1,507)
Impairment and gains (losses) on disposal of non-current assets, net and other (ii)	(300)	928	(720)	855
EBITDA from associates and joint ventures	(302)	(253)	(494)	(456)
Operating income	2,004	3,875	3,803	6,323
Equity results and other results in associates and joint ventures	(68)	112	(9)	236
Financial results	167	(1,252)	352	(1,689)
Income before income taxes	2,103	2,735	4,146	4,870
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	2,396	3,071	4,729	5,578
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	477	724	1,013	1,606
Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	104	92	122	162
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	2,977	3,887	5,864	7,346
Nickel [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	201	108	242	125
Copper [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	538	351	1,084	635
Other Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	(18)	(52)	(51)	(96)
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	721	407	1,275	664
Unallocated items [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ (312)	$ (301)	$ (638)	$ (579)